PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)		9 Months Ended	12 Months Ended
	Jan. 01, 2018 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) Plant	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 USD ($) Plant	Nov. 30, 2019 Plant
Foreign currency translation
Cash, cash equivalents, and restricted cash			¥ 16,672,400,000			¥ 11,149,100,000
Current expected credit losses
Retained earnings			4,929,132,560			4,216,350,412		$ 773,488,462
Expected credit loss provision			82,427,030	$ 12,934,600		14,086,414	¥ 61,591,999
Expected credit loss provision, current			323,070,723			293,359,875
Expected credit loss provision, non-current assets			561,765			1,138,553
Short-term and long-term advances to suppliers
Provision for advance to suppliers			0			0	0
Provision for loss on long-term contracts			0			0	0
Interest Capitalization
Interest Expense			878,908,327			705,158,872	605,882,474
Interest and Other Income			¥ 214,291,207			216,618,294	¥ 170,984,099
Assets Held For Sale
Number of solar power plants held for sale | Plant							2				2	2
Project assets
Project assets, useful life			20 years	20 years	20 years
Revenue recognition
Number of Operating Segments | segment			1	1	1
Retainage			¥ 23,721,049			26,758,010	¥ 55,582,550
Retain percentage, minimum			5.00%	5.00%	5.00%
Retain percentage, maximum			10.00%	10.00%	10.00%
Warranty cost
Product defect, minimum warranty			5 years	5 years	5 years
Product defect, maximum warranty			10 years	10 years	10 years
Product decline, minimum warranty			10 years	10 years	10 years
Product decline, maximum warranty			25 years	25 years	25 years
Warranty cost expenses			¥ 390,238,953			363,159,029	303,652,391
Utilization of warranty accruals			¥ 170,776,360			98,525,648	85,035,667
Amount compensated by the supplier		¥ 83,054,792			€ 750,000
Product decline, minimum percentage			10.00%	10.00%	10.00%
Product decline, maximum percentage			20.00%	20.00%	20.00%
Product failure rate over warranty period			1.00%	1.00%	1.00%
Past years matching actual claims with expected estimates.			2 years	2 years	2 years
Government grants
Subsidy income			¥ 465,685,219	$ 73,076,173		191,980,690	63,016,966
Government grants related to assets			290,690,000			20,000,000	24,889,754
Deferred revenue			200,000,000					$ 31,384,364
Appropriation to statutory reserves			¥ 0			0	0
Convenience translation
Exchange rate			6.3726					6.3726
Standard and Extended Product Warranty Accrual			¥ 103,788,113			123,942,984	123,853,626
Capitalized Contract Cost, Net | $								$ 0	$ 0		$ 0
Revenue, Practical Expedient, Financing Component [true false]			true	true	true
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information			Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Unrecognized Tax Benefits			¥ 0			0
Revenue, Performance Obligation, Description of Payment Terms			customers to make full payment within 90 days and its domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends	customers to make full payment within 90 days and its domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends	customers to make full payment within 90 days and its domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends
Operating Lease, Right-of-Use Asset			¥ 438,271,327			316,512,346		68,774,335
Operating Lease, Liability			447,934,638			325,483,123
Finance Lease, Right-of-Use Asset			628,592,051			829,122,192		98,639,810
Long-term borrowings			(9,896,454,537)			(7,301,535,829)		(1,552,969,673)
Other payables and accruals			(4,844,082,786)			(3,408,395,342)		$ (760,142,295)
ASC 606 [Member]
Revenue recognition
Retainage			3,036,961			28,824,540	7,660,940
ASC 606 [Member] | Adjustment
Convenience translation
Retained Earnings (Accumulated Deficit) | $	$ 0
ASU No. 2016-13
Current expected credit losses
Retained earnings										¥ 6,600,000
Allowance for accounts receivables-third parties										30,900,000
Allowance for accounts receivables- related parties										15,000,000.0
Allowance for other receivables and other current/non-current assets										9,300,000
Expected credit loss provision			82,427,030			14,086,414
Expected credit loss provision, current			331,130,126			323,688,768				306,525,000
Expected credit loss provision, non-current assets			3,625,550			1,987,646				¥ 5,065,000
Electricity [Member]
Cost of revenue
Cost of electricity sales			31,300,000			40,400,000	19,400,000
Shipping and Handling [Member]
Cost of revenue
Cost of electricity sales			¥ 2,048,097,568			1,631,219,134	1,489,639,843
Minimum [Member]
Project assets
Lessee, Operating Lease, Term of Contract			3 years					3 years
Convenience translation
Percentage of Revenue Recognized	90.00%
Maximum [Member]
Project assets
Lessee, Operating Lease, Term of Contract			20 years					20 years
Convenience translation
Percentage of Revenue Recognized	95.00%
Construction Projects Of Continuing Operation [Member]
Interest Capitalization
Interest capitalized			¥ 40,587,682			29,306,768	43,841,311
Statutory reserves [Member]
Government grants
Appropriation to statutory reserves			¥ 8,235,762			¥ 2,301,771	¥ 119,530,534
Buildings [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			20 years	20 years	20 years
Machinery and equipment [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			10 years	10 years	10 years
Furniture, fixture and office equipment [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			3 years	3 years	3 years
Furniture, fixture and office equipment [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years	5 years
Motor vehicles [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			4 years	4 years	4 years
Motor vehicles [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years	5 years
Land use rights [Member]
Project assets
Intangible asset, useful life, minimum			50 years	50 years	50 years
Intangible asset, useful life, maximum			70 years	70 years	70 years
Purchased software and trademark registration fees [Member]
Project assets
Intangible asset, useful life, minimum			5 years	5 years	5 years
Intangible asset, useful life, maximum			10 years	10 years	10 years